Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus
Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years
listed
below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Vijay Manthripragada (1) ($)	Compensation Actually Paid to Vijay Manthripragada (1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Consolidated Adjusted EBITDA 5 ($ Millions)”
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	1,971,164	(33,620,506)	1,069,255	(12,569,618)	201.77	121.81	(31.8)	66.2

2021	58,421,251	78,926,873	21,580,836	30,171,824	320.50	152.66	(25.3)	73.2

2020	4,731,136	7,608,420	2,301,038	4,233,071	140.73	115.89	(57.9)	54.5

(1)	Vijay Manthripragada was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020-2022

Allan Dicks

Nasym Afsari

Joshua W. LeMaire

Jose M. Revuelta

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Vijay Manthripragada ($)	Exclusion of Stock Awards and Option Awards for Vijay Manthripragada ($)	Inclusion of Equity Values for Vijay Manthripragada ($)	Compensation Actually Paid to Vijay Manthripragada ($)

2022	1,971,164	(1,062,764)	(34,528,906)	(33,620,506)

2021	58,421,251	(57,182,871)	77,688,493	78,926,873

2020	4,731,136	(1,438,887)	4,316,171	7,608,420

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,069,255	(531,382)	(13,107,491)	(12,569,618)

2021	21,580,836	(21,019,405)	29,610,393	30,171,824

2020	2,301,038	(719,453)	2,651,486	4,233,071
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Vijay Manthripragada ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Vijay Manthripragada ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Vijay Manthripragada ($)	Total - Inclusion of Equity Values for Vijay Manthripragada ($)

2022	845,186	(33,528,440)	729,747	(2,575,399)	0	(34,528,906)

2021	71,029,491	6,232,690	356,047	70,265	0	77,688,493

2020	3,907,850	408,321	0	0	0	4,316,171

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	422,605	(12,595,262)	364,863	(1,299,697)	0	(13,107,491)

2021	26,235,686	3,153,597	178,024	43,086	0	29,610,393

2020	1,953,945	244,992	0	452,549	0	2,651,486

(4)
The Peer Group TSR set forth in this table utilizes the MSCI USA ESG Leaders Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting July 23, 2020, through the end of the listed year in the Company and in the MSCI USA ESG Leaders Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Consolidated Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. Adjusted EBITDA is a
non-GAAP
measure that adds back
non-recurring
expenses. Consolidated Adjusted EBITDA, a non-GAAP measure, represents net income (loss) before interest expense, income tax expense (benefit) and depreciation and amortization, adjusted for the impact of certain other items, including stock-based compensation expense, acquisition-related costs and fair value-related changes, as set forth in greater detail in our quarterly and annual earnings releases furnished to the SEC as exhibits to Current Reports on Form 8-K

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

2020-2022

Allan Dicks

Nasym Afsari

Joshua W. LeMaire

Jose M. Revuelta

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the MSCI USA ESG Leaders Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting July 23, 2020, through the end of the listed year in the Company and in the MSCI USA ESG Leaders Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,971,164	$ 58,421,251	$ 4,731,136
PEO Actually Paid Compensation Amount	$ (33,620,506)	78,926,873	7,608,420
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Vijay Manthripragada ($)	Exclusion of Stock Awards and Option Awards for Vijay Manthripragada ($)	Inclusion of Equity Values for Vijay Manthripragada ($)	Compensation Actually Paid to Vijay Manthripragada ($)

2022	1,971,164	(1,062,764)	(34,528,906)	(33,620,506)

2021	58,421,251	(57,182,871)	77,688,493	78,926,873

2020	4,731,136	(1,438,887)	4,316,171	7,608,420

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Vijay Manthripragada ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Vijay Manthripragada ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Vijay Manthripragada ($)	Total - Inclusion of Equity Values for Vijay Manthripragada ($)

2022	845,186	(33,528,440)	729,747	(2,575,399)	0	(34,528,906)

2021	71,029,491	6,232,690	356,047	70,265	0	77,688,493

2020	3,907,850	408,321	0	0	0	4,316,171

Non-PEO NEO Average Total Compensation Amount	$ 1,069,255	21,580,836	2,301,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ (12,569,618)	30,171,824	4,233,071
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,069,255	(531,382)	(13,107,491)	(12,569,618)

2021	21,580,836	(21,019,405)	29,610,393	30,171,824

2020	2,301,038	(719,453)	2,651,486	4,233,071

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	422,605	(12,595,262)	364,863	(1,299,697)	0	(13,107,491)

2021	26,235,686	3,153,597	178,024	43,086	0	29,610,393

2020	1,953,945	244,992	0	452,549	0	2,651,486

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR from July 23, 2020, the first day of trading of our common stock on the NYSE, over the three most recently completed fiscal years.

*
Performance reflected in comparable table included in our Annual Report on Form 10-K was computed based on an assumed initial investment of $100.00 at the initial public offering price per share in our initial public offering rather than the closing price on that day.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually
Paid
to our PEO, the average of Compen
sation A
ctually Paid to our Non-PEO NEOs, and our M&A EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR from July 23, 2020, the first day of trading
of our common stock on the NYSE, through the three most recently completed fiscal years to that of the MSCI USA ESG Leaders Index over the same period.

Montrose Environmental Group, Inc. TSR* MSCI USA ESG Leaders Index TSR

*
Performance reflected in comparable Information presented in our Annual Report on Form 10-K was computed based on an assumed initial investment of $100.00 at the initial public offering price per share in our initial public offering rather than the closing price on that day.

Tabular List [Table Text Block]
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Consolidated Adjusted EBITDA

Acquired Adjusted EBITDA

Total Shareholder Return Amount	$ 201.77	320.5	140.73
Peer Group Total Shareholder Return Amount	121.81	152.66	115.89
Net Income (Loss)	$ (31,800,000)	$ (25,300,000)	$ (57,900,000)
Company Selected Measure Amount	66.2	73.2	54.5
PEO Name	Vijay Manthripragada
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a
non-GAAP
measure that adds back
non-recurring
	expenses. Consolidated Adjusted EBITDA, a non-GAAP measure, represents net income (loss) before interest expense, income tax expense (benefit) and depreciation and amortization, adjusted for the impact of certain other items, including stock-based compensation expense, acquisition-related costs and fair value-related changes, as set forth in greater detail in our quarterly and annual earnings releases furnished to the SEC as exhibits to Current Reports on Form 8-K
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Acquired Adjusted EBITDA
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,062,764)	$ (57,182,871)	$ (1,438,887)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,528,906)	77,688,493	4,316,171
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	845,186	71,029,491	3,907,850
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,528,440)	6,232,690	408,321
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	729,747	356,047	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,575,399)	70,265	0
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,528,906)	77,688,493	4,316,171
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(531,382)	(21,019,405)	(719,453)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,107,491)	29,610,393	2,651,486
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	422,605	26,235,686	1,953,945
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,595,262)	3,153,597	244,992
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	364,863	178,024	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,299,697)	43,086	452,549
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,107,491)	$ 29,610,393	$ 2,651,486